Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current assets
Cash	$ 890,336	$ 486,522
Accounts receivable, net	4,636,639	32,460,438
Advances to suppliers, net	101,242,631	122,127,761
Inventories, net	1,556,052	5,490,877
Other current assets	1,497,342	2,047,836
Due from a related party	97,681	312,362
Total current assets	109,920,681	162,925,796
Long-term investments, net	106,047,950	7,032,573
Biological assets, net	8,920,429	9,333,216
Right-of-use assets, net	5,488,619	7,399,841
Property and equipment, net	48,488	42,293
Total non-current assets	120,505,486	23,807,923
Total assets	230,426,167	186,733,719
Current liabilities
Long-term loans - current portion	0	202,405
Acquisition consideration payable	49,085,500	0
Promissory notes	4,090,651	5,256,238
Accounts payable	139,342	69,999
Due to related parties	241,773	501,500
Operating lease liabilities - current	3,260,058	3,391,141
Other current liabilities	1,752,169	1,092,982
Total current liabilities	58,569,493	10,514,265
Long-term loans - non-current portion	3,386,020	2,177,592
Operating lease liabilities - non-current	2,241,051	4,025,625
Total non-current liabilities	5,627,071	6,203,217
Total liabilities	64,196,564	16,717,482
Shareholders' equity
Ordinary share, $2.40 par value, 5 billion shares authorized, 1,315,207 and 889,906 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively	3,156,514	2,135,791
Additional paid-in capital	161,670,511	161,571,245
Statutory reserve	687,173	697,443
Retained earnings	13,215,248	13,248,995
Accumulated other comprehensive loss	(12,319,108)	(7,664,144)
Total Farmmi, Inc.'s shareholders' equity	166,410,338	169,989,330
Non-controlling interest	(180,735)	26,907
Total shareholders' equity	166,229,603	170,016,237
Total liabilities and shareholders' equity	$ 230,426,167	$ 186,733,719